UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2013

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Live Your Vision, LLC
      300 Barr Harbor Dr., Suite 175
      West Conshohocken, PA 19428



Form 13F File Number:  28- 13855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Don Riley
Title: Chief Investment Officer
Phone:  610.234.2100

Signature, Place, and Date of Signing:


   Don Riley              West Conshohocken, PA       April 25, 2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              30
                                                  -----------------------

Form 13F Information Table Value Total:              $ 167921(x1000)
                                                  -----------------------


List of Other Included Managers:

                             Live Your Vision, LLC
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE
    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4       COLUMN 5      COLUMN 6      COLUMN 7      COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/ INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL DISCRETION    MANAGERS   SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORPORATION              COM     020002101          660       13385SH         SOLE                      13385
DB COMMODITY IDX TRACKING         COM     73935S105          626       22933SH         SOLE                      22933
INVESCO INSURED MUN INCOME TRUST  COM     46132P108          205       12681SH         SOLE                      12681
ISHARES 1-3YR CREDIT BD ETF       COM     464288646        14906      141233SH         SOLE                     141233
ISHARES 1-3YR TREASY BD ETF       COM     464287457         7846       92890SH         SOLE                      92890
ISHARES IBOXX CORP BD ETF         COM     464287242        10055       83862SH         SOLE                      83862
ISHARES IBOXX HI YLD CORP BD      COM     464288513         6523       69131SH         SOLE                      69131
ISHARES S&P 500 GROWTH  ETF       COM     464287309        16947      204907SH         SOLE                     204907
ISHARES TIPS BD ETF               COM     464287176         7402       61035SH         SOLE                      61035
MERCK & CO INC NEW                COM     58933Y105         1707       38257SH         SOLE                      38257
SCH US AGG BND ETF                COM     808524839          612       11727SH         SOLE                      11727
SCH US REIT ETF                   COM     808524847         1411       43229SH         SOLE                      43229
SCHWAB EMG MKT EQ ETF             COM     808524706          618       24176SH         SOLE                      24176
SCHWAB US SMCAP ETF               COM     808524607          486       11349SH         SOLE                      11349
SCHWAB INT TERM US TREAS          COM     808524854          816       15068SH         SOLE                      15068
SCHWAB SH TERM US TREAS ETF       COM     808524862          904       17888SH         SOLE                      17888
SCHWAB STRAT TR INTL EQTY ETF     COM     808524805          515       18505SH         SOLE                      18505
SCHWAB US DIVID EQUITY ETF        COM     808524797         2740       86184SH         SOLE                      86184
SCHWAB US LARGCAP GROWTH ETF      COM     808524300         1723       46261SH         SOLE                      46261
SCHWAB US LARGCAP VALUE ETF       COM     808524409          712       20060SH         SOLE                      20060
SCHW US MID CAP ETF               COM     808524508          593       18783SH         SOLE                      18783
SPDR GOLD ETF                     COM     78463V107         3648       23617SH         SOLE                      23617
VANGUARD REIT IDX                 COM     922908553         7188      101910SH         SOLE                     101910
WISDOMTREE DRYFUS EMG CURR FD     COM     97717W133         7156      339795SH         SOLE                     339795
WISDOMTREE GLBL EQ INC FD         COM     97717W877         7900      177366SH         SOLE                     177366
WISDOMTREE EMG MKTS EQUITY        COM     97717W315         7394      134298SH         SOLE                     134298
WISDOMTREE EMG MKTS LOCAL DEBT    COM     97717X867         3906       74360SH         SOLE                      74360
WISDOMTREE LARGECAP DIV           COM     97717W307        38853      659649SH         SOLE                     659649
WISDOMTREE MIDCAP DIV             COM     97717W505         6932      106299SH         SOLE                     106299
WISDOMTREE SMALLCAP DIV           COM     97717W604         6936      121564SH         SOLE                     121564


TOTAL                                                $167921(x1000)

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